Property and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment
Note 6. Property and Equipment
Property and equipment consisted of the following at December 31, 2021 and December 31, 2020 (in thousands):

	December 31, 2021	December 31, 2020
Equipment	$36,278	$32,978
Furniture and fixtures	17,141	17,247
Leasehold improvements	183,542	162,853
Automobiles	19	19
Computer equipment and software	95,362	77,390
Construction-in-progress	3,793	9,594

	336,135	300,081
Accumulated depreciation and amortization	(196,405)	(162,907)

Property and equipment, net	$139,730	$137,174

Property and equipment includes internally developed computer software costs in the amount of $58.7 million and $50.8 million as of December 31, 2021 and 2020, respectively. The related amortization expense was $6.8 million, $9.8 million and $9.8 million for the years ended December 31, 2021, 2020 and 2019, respectively.
Depreciation and amortization expense is recorded within rent, clinic supplies, contract labor and other and selling, general and administrative expenses within the consolidated statements of operations, depending on the use of the underlying fixed assets. The depreciation expense recorded in cost of services relates to revenue-generating assets, which primarily includes clinic leasehold improvements and therapy equipment. The depreciation expense included in selling, general and administrative expenses is related to infrastructure items, such as corporate leasehold improvements, computer equipment and software.
The following table presents the amount of depreciation expense recorded in rent, clinic supplies, contract labor and other and selling, general and administrative expenses in the Company’s consolidated statements of operations for the periods indicated below (in thousands):

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
Rent, clinic supplies, contract labor and other	$26,664	$25,409	$25,007
Selling, general and administrative expenses	10,873	14,101	15,112

Total depreciation expense	$37,537	$39,510	$40,119